Fair Value of Derivative Contracts Falling under Early Termination Provisions in Net Liability Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
A3/A-
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 740	[1]
Baa2/BBB
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	945	[1]
Bal/BB+
Credit Derivatives [Line Items]
Potential close-out exposures (fair value)	$ 2,276	[1]

[1]	The change between rating categories is incremental, not cumulative.